Income taxes - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of income taxes [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 394,067	$ 253,813
Non-capital loss carryforwards	721,289	421,002
Previously stated
Disclosure of income taxes [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised		218,801
With expiry
Disclosure of income taxes [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	226,403	185,666
With expiry | Previously stated
Disclosure of income taxes [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised		177,381
No expiry
Disclosure of income taxes [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	167,664	68,147
No expiry | Previously stated
Disclosure of income taxes [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised		41,420
Research and development
Disclosure of income taxes [Line Items]
Unused tax credits for which no deferred tax asset recognised	2,548	2,230
E-business
Disclosure of income taxes [Line Items]
Unused tax credits for which no deferred tax asset recognised	3,772	2,857
Canada
Disclosure of income taxes [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	60,237	46,412
Research and development expense, available for reduction of future taxable income	15,456	13,508
Non-capital loss carryforwards	151,096	73,737
Provision for tax refund receivable	3,933	3,146
Canada | Previously stated
Disclosure of income taxes [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised		13,272
Non-capital loss carryforwards		65,452
United States
Disclosure of income taxes [Line Items]
Non-capital loss carryforwards	$ 366,680	236,149
United States | Previously stated
Disclosure of income taxes [Line Items]
Non-capital loss carryforwards		$ 209,422